united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/16

Item 1. Schedule of Investments.

Equinox IPM Systematic Macro Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016

	Principal Amount		Coupon Rate %	Maturity Date	Fair Value
		U.S. TREASURY NOTES - 33.5%
	$ 50,000,000	United States Treasury Note	0.6250	10/15/2016	$ 50,008,100
	50,000,000	United States Treasury Note	0.8750	1/31/2017	50,090,300
	100,000,000	United States Treasury Note	0.8750	7/15/2017	100,195,300
		(Total U.S. Treasury Notes - $200,291,616)			200,293,700

		SHORT-TERM INVESTMENTS - 20.8%
		U.S. TREASURY BILLS - 20.8%
	75,000,000	United States Treasury Bill (a)	0.5300	4/27/2017	74,770,070
	50,000,000	United States Treasury Bill (a)	0.6350	3/2/2017	49,865,683
		(Total Short-Term Investments - $124,635,753)			124,635,753

		TOTAL INVESTMENTS - 54.3% (Cost - $324,927,369) (b)			$ 324,929,453
		OTHER ASSETS AND LIABILITIES - NET - 45.7%			273,025,839
		TOTAL NET ASSETS - 100.0%			$ 597,955,292

(a)	Represents discount rate at the time of purchase.
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $324,927,369 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:			$ 50,100
		Unrealized Depreciation:			(48,016)
		Net Unrealized Appreciation:			$ 2,084

	Contracts				Unrealized Appreciation/ (Depreciation)
		LONG FUTURES CONTRACTS
	7	AEX Index (Amsterdam) October 2016
		(Underlying Face Amount at Fair Value $710,919)			$ 17,284
	117	Brazilian Real Future November 2016
		(Underlying Face Amount at Fair Value $3,569,085)			(2,925)
	739	CAC 40 10 Euro Future October 2016
		(Underlying Face Amount at Fair Value $36,883,039)			218,511
	690	Canadian 10 Year Bond December 2016
		(Underlying Face Amount at Fair Value $77,167,530)			595,504
	173	Dax Index December 2016
		(Underlying Face Amount at Fair Value $51,068,043)			213,595
	1,345	Euro FX Currency Future December 2016
		(Underlying Face Amount at Fair Value $189,645,000)			475,125
	647	FTSE/MIS Index Future December 2016
		(Underlying Face Amount at Fair Value $59,434,009)			(625,071)
	92	Hang Seng Index Future October 2016
		(Underlying Face Amount at Fair Value $13,827,402)			(69,285)
	451	IBEX-35 Index October 2016
		(Underlying Face Amount at Fair Value $44,388,106)			(414,990)
	186	Japan 10 Year Future December 2016
		(Underlying Face Amount at Fair Value $279,744,000)			1,117,762
	2,001	Japanese Yen Future December 2016
		(Underlying Face Amount at Fair Value $247,386,131)			2,510,252
	869	Mexican Peso Future December 2016
		(Underlying Face Amount at Fair Value $22,215,985)			27,595
	39	Polish Zloty December 2016
		(Underlying Face Amount at Fair Value $5,089,500)			28,230
	505	Russian Ruble Future December 2016
		(Underlying Face Amount at Fair Value $19,770,750)			795,375
	1,667	Swiss Franc Future December 2016
		(Underlying Face Amount at Fair Value $215,668,125)			1,297,933
	65	TOPIX Index Future December 2016
		(Underlying Face Amount at Fair Value $8,489,000)			(35,586)
	101	TRY USD Currency December 2016
		(Underlying Face Amount at Fair Value $16,564,000)			(49,345)
	4,064	US 10 Year Future December 2016
		(Underlying Face Amount at Fair Value $532,892,000)			2,730,485
	1,280	USD SGD Currency October 2016
		(Underlying Face Amount at Fair Value $32,000,000)			(13,652)
	185	USD/CZK December 2016
		(Underlying Face Amount at Fair Value $18,407,500)			(18,456)
	143	USD/HUF December 2016
		(Underlying Face Amount at Fair Value $14,242,800)			(83,699)
					8,714,642

	Contracts				Unrealized Appreciation/ (Depreciation)
		SHORT FUTURES CONTRACTS
	2,232	10 YR AUD Government Bond December 2016
		(Underlying Face Amount at Fair Value $70,006,133)			$ (3,053,917)
	3,248	Australian Dollar Future December 2016
		(Underlying Face Amount at Fair Value $248,439,520)			(6,604,522)
	41	British Pound Future December 2016
		(Underlying Face Amount at Fair Value $3,330,481)			53,556
	1,495	Canadian Dollar Future December 2016
		(Underlying Face Amount at Fair Value $114,046,075)			(430,007)
	317	Euro-Bund Future December 2016
		(Underlying Face Amount at Fair Value $58,998,138)			(314,158)
	285	FTSE 100 Index December 2016
		(Underlying Face Amount at Fair Value $25,403,130)			(693,655)
	39	INR/USD October 2016
		(Underlying Face Amount at Fair Value $1,166,646)			(1,638)
	565	KRW USD Currency October 2016
		(Underlying Face Amount at Fair Value $12,811,375)			(266,962)
	3,730	Long Gilt Future December 2016
		(Underlying Face Amount at Fair Value $631,485,270)			4,013,713
	706	New Zealand Dollar December 2016
		(Underlying Face Amount at Fair Value $51,283,840)			(349,470)
	55	NOK/USD Norwegian Krone December 2016
		(Underlying Face Amount at Fair Value $13,754,400)			(377,878)
	2	OMXS30 Index October 2016
		(Underlying Face Amount at Fair Value $33,564)			(731)
	81	S&P 500 Future December 2016
		(Underlying Face Amount at Fair Value $43,748,100)			(876,450)
	22	S&P/TSX 60 IX Future December 2016
		(Underlying Face Amount at Fair Value $2,864,338)			(53,120)
	235	SPI 200 December 2016
		(Underlying Face Amount at Fair Value $24,363,807)			(714,158)
	1,081	Swedish Krona Future December 2016
		(Underlying Face Amount at Fair Value $253,105,340)			2,127,732
	252	Swiss Mkt IX December 2016
		(Underlying Face Amount at Fair Value $21,077,923)			241,544
	120	USD ZAR Currency December 2016
		(Underlying Face Amount at Fair Value $12,144,000)			486,379
					(6,813,742)
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 1,900,900

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	level 2	Level 3	Total
U.S. Treasury Notes	$ -	$ 200,293,700	$ -	$ 200,293,700
U.S. Treasury Bills	-	124,635,753	-	124,635,753
Futures Contracts	1,900,900	-	-	1,900,900
Total	$ 1,900,900	$ 324,929,453	$ -	$ 326,830,353

There were no transfers in to or out of any level during the current period presented. It is the Fund’s policy to record transfers between levels at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiary – Equinox IPM Systematic Macro Fund with its subsidiary Equinox IPM Systematic Macro LLC (“IPM-CDC”) – The Consolidated Financial Statements include the accounts of IPM-CDC, a wholly-owned and controlled domestic corporation ("CDC"). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in its CDC which acts as an investment vehicle in order to effect certain investments consistent with its respective investment objectives and policies.

The CDC utilizes a diversifed portfolio of futures contracts and futures-related instruments such as forwards and swaps in broadly diversified global markets across three major asset classes: currencies, fixed income and stock indices to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors including, with respect to the IPM Program, swap agreements, defined in the Principal Investment Risks section of their Prospectus.

A summary of the Fund's investment in the CDC is as follows:

	Inception Date of CDC	CDC Net Assets at September 30, 2016	% Of Total Net Assets at September 30, 2016
IPM-CDC	7/8/2015	$ 48,482,764	8%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 11/25/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 11/25/16

By (Signature and Title)

*/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 11/25/16